Inventories	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Inventories
7.   Inventories

	December 31,	December 31,
	2018	2017

Concentrates	$941	$1,391
Ore stockpiles	1,602	2,877
Spare parts and supplies	5,593	5,098
	$8,136	$9,366

The amount of inventories recognized as an expense during the year ended December 31, 2018 was $52.1 million (2017: $40.0 million). During the year ended December 31, 2018, the concentrates and ore stockpiles, and spare parts and supplies write-down (recovery) to net realizable value included in cost of sales was $0.6 million and ($0.2) million, respectively (2017: $0.4 million and $0.3 million, respectively).